Document and Entity Information	Mar. 20, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	GLADSTONE INVESTMENT CORPORATION\DE
Amendment Flag	false
Entity Central Index Key	0001321741
Document Type	8-K
Document Period End Date	Mar. 20, 2026
Entity Incorporation State Country Code	DE
Entity File Number	814-00704
Entity Tax Identification Number	83-0423116
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GAIN
Security Exchange Name	NASDAQ
M 5.00 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.00% Notes due 2026
Trading Symbol	GAINN
Security Exchange Name	NASDAQ
M 4.875 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% Notes due 2028
Trading Symbol	GAINZ
Security Exchange Name	NASDAQ
M 7.875 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.875% Notes due 2030
Trading Symbol	GAINI
Security Exchange Name	NASDAQ
M 7.125 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.125% Notes due 2031
Trading Symbol	GAING
Security Exchange Name	NASDAQ